Contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities
Total Current	$ 43,107	$ 39,936
Total Non-current	1,624	458
Membership subscription
Contract liabilities
Total Current	40,276	38,479
Total Non-current	1,624	458
Live streaming
Contract liabilities
Total Current	1,720	953
Others
Contract liabilities
Total Current	$ 1,111	$ 504